Segment Information (Summary of Financial Information on Segments) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [Line Items]
GROSS MARGIN	$ 9,409	$ 5,239
Net sales	26,861	20,053
Cost of goods sold	17,452	14,814
Sales	27,712	20,908
Freight, transportation and distribution	851	855
Selling expense	3,142	2,813
General and administrative expense	477	429
Provincial mining taxes	466	204
Share-based compensation expense	198	69
Impairment of assets (Note 13 and 14)	(33)	(824)
Other expenses (income)	312	(2)
Earnings (loss) before finance costs	4,781	902
Depreciation and amortization	(1,951)	(1,989)
EBITDA	6,732	2,891
Integration and restructuring costs	43	60
Covid 19 Related Expenses	45	48
Foreign exchange loss, net of related derivatives	42	18
Loss on Disposal of Business	0	6
Net gain on disposal of investment in MOPCO (Note 15)		250
Adjusted EBITDA	7,126	3,667
Assets	49,954	47,192
Cloud computing transition adjustment	36	0
Adjusted EBITDA	39	19
Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	27,712	20,908
Retail [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	4,600	3,736
Net sales	17,734	14,785
Cost of goods sold	13,134	11,049
Sales	17,734	14,785
Freight, transportation and distribution	0	0
Selling expense	3,124	2,795
General and administrative expense	168	135
Provincial mining taxes	0	0
Share-based compensation expense	0	0
Impairment of assets (Note 13 and 14)	0	0
Other expenses (income)	86	44
Earnings (loss) before finance costs	1,222	762
Depreciation and amortization	706	668
EBITDA	1,928	1,430
Integration and restructuring costs	10	0
Covid 19 Related Expenses	0	0
Loss on Disposal of Business		0
Net gain on disposal of investment in MOPCO (Note 15)		0
Adjusted EBITDA	1,939	1,430
Assets	22,387	20,526
Cloud computing transition adjustment	1
Adjusted EBITDA	0	0
Retail [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	17,665	14,748
Potash [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	2,751	963
Net sales	4,036	2,146
Cost of goods sold	1,285	1,183
Sales	4,407	2,513
Freight, transportation and distribution	371	367
Selling expense	9	9
General and administrative expense	8	7
Provincial mining taxes	466	201
Share-based compensation expense	0	0
Impairment of assets (Note 13 and 14)	(7)	23
Other expenses (income)	22	8
Earnings (loss) before finance costs	2,239	715
Depreciation and amortization	488	452
EBITDA	2,727	1,167
Integration and restructuring costs	0	0
Covid 19 Related Expenses	0	0
Loss on Disposal of Business		0
Net gain on disposal of investment in MOPCO (Note 15)		0
Adjusted EBITDA	2,736	1,190
Assets	13,148	12,032
Cloud computing transition adjustment	2
Adjusted EBITDA	0	0
Potash [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	4,021	2,265
Nitrogen [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	1,726	475
Net sales	4,689	2,740
Cost of goods sold	2,963	2,265
Sales	5,137	3,200
Freight, transportation and distribution	448	460
Selling expense	24	27
General and administrative expense	15	8
Provincial mining taxes	0	1
Share-based compensation expense	0	0
Impairment of assets (Note 13 and 14)	(22)	27
Other expenses (income)	(64)	(288)
Earnings (loss) before finance costs	1,729	700
Depreciation and amortization	557	599
EBITDA	2,286	1,299
Integration and restructuring costs	0	4
Covid 19 Related Expenses	0	0
Loss on Disposal of Business		0
Net gain on disposal of investment in MOPCO (Note 15)		250
Adjusted EBITDA	2,308	1,080
Assets	11,093	10,612
Cloud computing transition adjustment	0
Adjusted EBITDA	0	0
Nitrogen [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	4,216	2,572
Phosphate [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	421	36
Net sales	1,829	1,202
Cost of goods sold	1,408	1,166
Sales	2,046	1,443
Freight, transportation and distribution	217	241
Selling expense	6	6
General and administrative expense	11	10
Provincial mining taxes	0	0
Share-based compensation expense	0	0
Impairment of assets (Note 13 and 14)	(4)	769
Other expenses (income)	15	6
Earnings (loss) before finance costs	385	(755)
Depreciation and amortization	151	218
EBITDA	536	(537)
Integration and restructuring costs	0	0
Covid 19 Related Expenses	0	0
Loss on Disposal of Business		0
Net gain on disposal of investment in MOPCO (Note 15)		0
Adjusted EBITDA	540	232
Assets	1,699	1,462
Cloud computing transition adjustment	0
Adjusted EBITDA	0	0
Phosphate [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	1,810	1,241
Corporate and Others Segment [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	0	8
Net sales	0	82
Cost of goods sold	0	74
Sales	0	82
Freight, transportation and distribution	0	0
Selling expense	(21)	(24)
General and administrative expense	275	269
Provincial mining taxes	0	2
Share-based compensation expense	198	69
Impairment of assets (Note 13 and 14)	0	5
Other expenses (income)	253	228
Earnings (loss) before finance costs	(705)	(541)
Depreciation and amortization	49	52
EBITDA	(656)	(489)
Integration and restructuring costs	33	56
Covid 19 Related Expenses	45	48
Loss on Disposal of Business		6
Net gain on disposal of investment in MOPCO (Note 15)		0
Adjusted EBITDA	(308)	(286)
Assets	2,266	2,983
Cloud computing transition adjustment	33
Adjusted EBITDA	39	19
Corporate and Others Segment [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	0	82
Eliminations [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	(89)	21
Net sales	(1,427)	(902)
Cost of goods sold	(1,338)	(923)
Sales	(1,612)	(1,115)
Freight, transportation and distribution	(185)	(213)
Selling expense	0	0
General and administrative expense	0	0
Provincial mining taxes	0	0
Share-based compensation expense	0	0
Impairment of assets (Note 13 and 14)	0	0
Other expenses (income)	0	0
Earnings (loss) before finance costs	(89)	21
Depreciation and amortization	0	0
EBITDA	(89)	21
Integration and restructuring costs	0	0
Covid 19 Related Expenses	0	0
Loss on Disposal of Business		0
Net gain on disposal of investment in MOPCO (Note 15)		0
Adjusted EBITDA	(89)	21
Assets		(423)
Cloud computing transition adjustment	0
Adjusted EBITDA	0	0
Eliminations [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	$ 0	$ 0